Schedule of Change in Unrealized net Capital Gains and Losses (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Change In Unrealized Gain Loss Recognized In Accumulated Other Comprehensive Income Loss [Line Items]
Change in unrealized net capital gains and losses	$ (15,282)	$ 381	$ 5,247
Deferred income taxes	5,349	(134)	(1,836)
(Decrease) increase in unrealized net capital gains and losses, after-tax	(9,933)	247	3,411
Fixed income securities
Change In Unrealized Gain Loss Recognized In Accumulated Other Comprehensive Income Loss [Line Items]
Change in unrealized net capital gains and losses	(15,281)	380	5,247
Short-term investments
Change In Unrealized Gain Loss Recognized In Accumulated Other Comprehensive Income Loss [Line Items]
Change in unrealized net capital gains and losses	$ (1)	$ 1